Document And Entity Information	3 Months Ended
Mar. 31, 2020
Document Information [Line Items]
Entity Registrant Name	LINGO MEDIA CORP
Entity Central Index Key	0001177167
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Mar. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q1
Amendment Flag	false